1.  Name and address of issuer

	Morgan Stanley Mortgage
Securities Trust

2.  The name of each series or class of
securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-04917

3b.  Securities Act File Number:

	33-10363

4a.  Last day of fiscal year for which
this Form is filed:

	October 31, 2012

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
securities sold during the fiscal year
pursuant to section 24(f):	11,045,933

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal
year:	11,049,090

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than
October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:	812,352,959

	(iv)  Total available redemption
credits [add items 5(ii) and 5(iii)]:
(823,402,049)

	(v)  Net sales -- if item 5(i) is
greater than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	0.00

	(vi)  Redemption credits available
for use in future years - if item 5(i) is
less than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	(812,356,116)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):
..00013640

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under the
Securities Act of 1933 pursuant to rule
24e-2 as in effect before October 11, 1997,
then report the amount of securities (number
of shares or shares or other units)
deducted here:	.  If there is a number
of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at
the end of the fiscal year for which this
form is filed that are available for use by
the issuer in future fiscal years, then
state that number here:	.

	If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997,
then report the amount of securities
(number of shares or shares or other units)
deducted here:	.  If there is a number of
shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at
the end of the fiscal year for which this
form is filed that are available for use by
the issuer in future fiscal years, then
state that number here:	.

	0.00

8.  Total of the amount of registration fee
due plus any interest due [line 5(viii)
plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below
by the following persons on behalf of the
issuer and in the capacities and on the
dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "January 29, 2013"
*Please print the name and title of the
signing officer below the